Washington Mutual Investors Fund
Investment portfolio
January 31, 2023
unaudited
Common stocks 94.86% Energy 5.92%	Shares	Value (000)
Baker Hughes Co., Class A	39,989,120	$1,269,255
Canadian Natural Resources, Ltd.	10,599,365	651,225
Chevron Corp.	8,105,995	1,410,605
ConocoPhillips	10,941,745	1,333,471
Enbridge, Inc.[1]	641,761	26,293
EOG Resources, Inc.	4,318,291	571,094
Exxon Mobil Corp.	9,790,311	1,135,774
Halliburton Company	5,197,796	214,253
Pioneer Natural Resources Company	8,951,987	2,062,090
TC Energy Corp.[1]	10,739,151	463,287
		9,137,347
Materials 2.56%
Air Products and Chemicals, Inc.	1,032,325	330,871
Albemarle Corp.	863,105	242,921
Corteva, Inc.	10,032,292	646,581
H.B. Fuller Co.	772,300	53,366
Huntsman Corp.	6,977,889	221,129
Linde PLC	3,182,132	1,053,095
LyondellBasell Industries NV	3,513,221	339,693
Mosaic Co.	1,933,792	95,800
Nucor Corp.	2,000,000	338,040
Rio Tinto PLC (ADR)[1]	7,965,548	632,066
		3,953,562
Industrials 10.43%
ABB, Ltd. (ADR)[1]	12,729,212	443,613
Air Lease Corp., Class A	2,536,657	114,073
BAE Systems PLC (ADR)[1]	3,409,392	145,683
Boeing Company[2]	3,122,300	665,050
Carrier Global Corp.	4,984,220	226,932
Caterpillar, Inc.	6,600,605	1,665,267
CSX Corp.	38,656,124	1,195,247
Delta Air Lines, Inc.[2]	2,993,793	117,057
Equifax, Inc.	1,967,725	437,228
HEICO Corp.	774,506	132,402
Honeywell International, Inc.	3,230,604	673,516
Huntington Ingalls Industries, Inc.	742,200	163,685
Johnson Controls International PLC	2,477,989	172,394
L3Harris Technologies, Inc.	4,974,081	1,068,532
Lockheed Martin Corp.	2,977,343	1,379,284
Norfolk Southern Corp.	5,029,399	1,236,277
Northrop Grumman Corp.	5,479,544	2,455,055
PACCAR, Inc.	1,706,825	186,573
Raytheon Technologies Corp.	15,749,760	1,572,614
RELX PLC (ADR)	3,020,541	89,740
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Republic Services, Inc.	1,250,190	$156,049
Robert Half International, Inc.	4,488,000	376,812
Rockwell Automation	925,878	261,125
Union Pacific Corp.	1,588,762	324,409
United Parcel Service, Inc., Class B	1,952,098	361,587
Waste Connections, Inc.	3,312,797	440,271
Waste Management, Inc.	175,000	27,078
		16,087,553
Consumer discretionary 8.51%
Amazon.com, Inc.[2]	259,000	26,711
Aptiv PLC[2]	1,668,155	188,652
Chipotle Mexican Grill, Inc.[2]	146,347	240,943
D.R. Horton, Inc.	4,473,500	441,490
Darden Restaurants, Inc.[3]	6,617,800	979,236
Dollar General Corp.	1,831,256	427,781
General Motors Company	30,124,667	1,184,502
Home Depot, Inc.	9,366,106	3,036,211
Lennar Corp., Class A	8,196,000	839,270
McDonald’s Corp.	351,405	93,966
NIKE, Inc., Class B	5,091,196	648,262
Polaris, Inc.	860,850	98,860
Royal Caribbean Cruises, Ltd.[2]	1,707,071	110,857
Starbucks Corp.	2,302,000	251,240
Target Corp.	8,997,957	1,548,908
TJX Companies, Inc.	7,502,009	614,114
VF Corp.	6,963,067	215,437
Wynn Resorts, Ltd.[2,3]	7,500,000	777,300
YUM! Brands, Inc.	10,825,215	1,412,799
		13,136,539
Consumer staples 6.61%
Archer Daniels Midland Company	22,380,832	1,854,252
British American Tobacco PLC (ADR)	3,533,084	135,988
Church & Dwight Co., Inc.	2,405,239	194,488
Conagra Brands, Inc.	841,000	31,277
Constellation Brands, Inc., Class A	515,100	119,256
Costco Wholesale Corp.	808,592	413,304
Danone (ADR)[1]	10,937,332	120,365
General Mills, Inc.	5,465,407	428,269
Hormel Foods Corp.	10,000,000	453,100
Keurig Dr Pepper, Inc.	23,738,847	837,507
Kimberly-Clark Corp.	909,232	118,209
Kraft Heinz Company	17,999,235	729,509
Mondelez International, Inc.	4,359,092	285,259
Nestlé SA (ADR)	3,633,989	444,128
Philip Morris International, Inc.	24,221,035	2,524,801
Procter & Gamble Company	4,257,981	606,251
Reckitt Benckiser Group PLC (ADR)[1]	39,742,780	573,886
Unilever PLC (ADR)[1]	2,843,176	145,286
Walgreens Boots Alliance, Inc.	4,992,567	184,026
		10,199,161
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care 19.24%	Shares	Value (000)
Abbott Laboratories	7,876,632	$870,762
AbbVie, Inc.	13,223,878	1,953,828
AstraZeneca PLC (ADR)	27,869,531	1,821,831
Baxter International, Inc.	1,769,326	80,841
Bristol-Myers Squibb Company	10,335,010	750,838
Cigna Corp.	3,086,000	977,244
CVS Health Corp.	15,465,617	1,364,377
Danaher Corp.	3,831,337	1,012,929
Edwards Lifesciences Corp.[2]	2,200,421	168,772
Elevance Health, Inc.	1,887,841	943,902
Eli Lilly and Company	6,952,549	2,392,720
Gilead Sciences, Inc.	19,642,417	1,648,784
Humana, Inc.	3,478,291	1,779,841
Johnson & Johnson	13,515,389	2,208,685
Merck & Co., Inc.	3,000,000	322,230
Molina Healthcare, Inc.[2]	603,449	188,173
Novo Nordisk A/S, Class B (ADR)	3,671,940	509,592
Pfizer, Inc.	80,411,445	3,550,969
Regeneron Pharmaceuticals, Inc.[2]	414,446	314,345
ResMed, Inc.	410,452	93,735
Roche Holding AG (ADR)	5,158,793	201,967
Sanofi (ADR)[2]	585,000	28,747
Thermo Fisher Scientific, Inc.	609,958	347,877
UnitedHealth Group, Inc.	11,222,200	5,602,010
Vertex Pharmaceuticals, Inc.[2]	841,900	272,018
Zoetis, Inc., Class A	1,616,816	267,567
		29,674,584
Financials 14.55%
Aon PLC, Class A	1,198,399	381,906
Apollo Asset Management, Inc.	7,119,491	503,918
Arthur J. Gallagher & Co.	882,934	172,808
Bank of America Corp.	21,972,542	779,586
BlackRock, Inc.	2,424,985	1,841,073
Blackstone, Inc., nonvoting shares	6,837,300	656,107
Canadian Imperial Bank of Commerce[1]	4,954,000	226,002
Capital One Financial Corp.	5,505,413	655,144
Charles Schwab Corp.	608,000	47,071
Chubb, Ltd.	7,140,597	1,624,414
Citizens Financial Group, Inc.	17,666,421	765,309
CME Group, Inc., Class A	9,246,717	1,633,525
Discover Financial Services	6,759,884	789,081
Goldman Sachs Group, Inc.	1,673,000	612,000
Intercontinental Exchange, Inc.	6,267,247	674,042
JPMorgan Chase & Co.	19,595,124	2,742,534
KeyCorp	15,241,885	292,492
KKR & Co., Inc.	9,562,771	533,698
Marsh & McLennan Companies, Inc.	21,188,999	3,706,168
Morgan Stanley	7,286,586	709,203
Nasdaq, Inc.	7,287,390	438,628
PNC Financial Services Group, Inc.	2,078,530	343,851
Progressive Corp.	230,000	31,361
S&P Global, Inc.	1,766,067	662,169
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Toronto-Dominion Bank[1]	3,762,281	$260,425
Wells Fargo & Company	29,056,870	1,361,896
		22,444,411
Information technology 18.42%
Analog Devices, Inc.	431,945	74,066
Apple, Inc.	11,456,106	1,653,002
Applied Materials, Inc.	5,512,207	614,556
ASML Holding NV (New York registered) (ADR)	2,755,768	1,821,122
Automatic Data Processing, Inc.	66,000	14,903
Broadcom, Inc.	14,627,398	8,557,174
Ciena Corp.[2]	275,000	14,306
EPAM Systems, Inc.[2]	343,737	114,344
Fidelity National Information Services, Inc.	6,854,363	514,351
Intel Corp.	44,157,972	1,247,904
KLA Corp.	1,451,409	569,649
Mastercard, Inc., Class A	1,748,349	647,938
Micron Technology, Inc.	1,235,666	74,511
Microsoft Corp.	30,004,411	7,435,393
Motorola Solutions, Inc.	2,380,799	611,889
NetApp, Inc.	4,569,564	302,642
Oracle Corp.	3,731,697	330,106
Paychex, Inc.	3,793,631	439,530
QUALCOMM, Inc.	3,225,380	429,653
SAP SE (ADR)[1]	5,917,380	701,387
Synopsys, Inc.[2]	739,700	261,669
TE Connectivity, Ltd.	4,677,731	594,774
Texas Instruments, Inc.	1,889,834	334,897
Visa, Inc., Class A	4,605,908	1,060,326
		28,420,092
Communication services 4.47%
Activision Blizzard, Inc.	2,260,000	173,048
Alphabet, Inc., Class A2	7,217,240	713,352
Alphabet, Inc., Class C2	14,272,420	1,425,387
Comcast Corp., Class A	101,460,390	3,992,466
Deutsche Telekom AG (ADR)[1]	2,239,300	50,048
Electronic Arts, Inc.	604,344	77,767
Meta Platforms, Inc., Class A2	3,065,332	456,643
		6,888,711
Utilities 2.69%
CMS Energy Corp.	6,254,403	395,216
Constellation Energy Corp.	13,507,471	1,152,997
Dominion Energy, Inc.	1,993,138	126,843
Entergy Corp.	5,586,229	604,877
Evergy, Inc.	1,548,957	97,042
FirstEnergy Corp.	5,000,000	204,750
NextEra Energy, Inc.	2,302,158	171,810
Public Service Enterprise Group, Inc.	3,741,530	231,713
Sempra Energy	7,263,131	1,164,498
		4,149,746
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate 1.46%	Shares	Value (000)
American Tower Corp. REIT	1,744,855	$389,783
Digital Realty Trust, Inc. REIT	2,776,702	318,266
Equinix, Inc. REIT	449,329	331,663
Extra Space Storage, Inc. REIT	5,770,840	910,812
Public Storage REIT	157,632	47,974
Regency Centers Corp. REIT	1,790,926	119,329
Welltower, Inc. REIT	1,861,570	139,692
		2,257,519
Total common stocks (cost: $90,200,706,000)		146,349,225
Convertible stocks 0.34% Health care 0.19%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 6/1/2023	2,963,696	149,252
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[1]	107,417	144,368
		293,620
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	1,729,040	116,814
Utilities 0.07%
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023[1]	770,698	39,652
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,426,000	68,377
		108,029
Total convertible stocks (cost: $457,522,000)		518,463
Short-term securities 5.04% Money market investments 4.77%
Capital Group Central Cash Fund 4.46%[3,4]	73,673,448	7,366,608
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 4.46%[3,4,5]	2,559,380	255,913
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[4,5]	45,000,000	45,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[4,5]	45,000,000	45,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[4,5]	16,300,000	16,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[4,5]	12,200,000	12,200
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[4,5]	12,200,000	12,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[4,5]	12,200,000	12,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[4,5]	10,945,009	10,945
		409,758
Total short-term securities (cost: $7,775,557,000)		7,776,366
Total investment securities 100.24% (cost: $98,433,785,000)		154,644,054
Other assets less liabilities (0.24%)		(371,532)
Net assets 100.00%		$154,272,522
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates3

	Value of affiliates at 5/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Common stocks 1.14%
Consumer discretionary 1.14%
Darden Restaurants, Inc.	$1,010,958	$—	$141,885	$(13,411)	$123,574	$979,236	$26,580
Wynn Resorts, Ltd.[2]	458,120	55,205	—	—	263,975	777,300	—
						1,756,536
Real estate 0.00%
Regency Centers Corp. REIT[6]	764,857	6,104	574,713	(34,499)	(42,420)	—	9,798
Total common stocks						1,756,536
Short-term securities 4.94%
Money market investments 4.77%
Capital Group Central Cash Fund 4.46%[4]	5,167,401	12,958,863	10,759,096	(1,225)	665	7,366,608	129,098
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 4.46%[4,5]	261,695		5,782[7]			255,913	—[8]
Total short-term securities						7,622,521
Total 6.08%				$(49,135)	$345,794	$9,379,057	$165,476
[1]	All or a portion of this security was on loan. The total value of all such securities was $550,425,000, which represented .36% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 1/31/2023.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2023. Refer to the investment portfolio for the security value at 1/31/2023.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2023, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-001-0323O-S89818	Washington Mutual Investors Fund — Page 7 of 7